Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Schedule of Changes in Provisions

(in thousands of euros)	As of December 31, 2025	Increases	Decreases(1)	Currency translation	As of June 30, 2026
Lump-sum retirement benefits	507	49	—	—	556
Total Non-current provisions	507	49	—	—	556

(in thousands of euros)	As of December 31, 2025	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2026
Provisions for disputes	90	10	(40)	—	60
Provisions for charges	28	—	(28)	—	—
Total Current provisions	118	10	(68)	—	60
(1)See Note 17.4 Depreciation, amortization and provision expenses for the nature of these decreases